UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               ------------------

Check here if Amendment []: Amendment Number:
                                               ---------

           This Amendment (Check only one):   [ ] is a restatement
                                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Brevan Howard Asset Management LLP
Address:   55 Baker Street
           London W1U 8EW
           United Kingdom


Form 13F File Number: 028-12590
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   James Vernon
Title:  Managing Member of Brevan Howard Asset Management LLP
Phone:  0207 0222 6200

Signature, Place and Date of Signing:

/s/ James Vernon                   London, United Kingdom     November 15, 2010
---------------------------------  ----------------------     -----------------
    [Signature]                        [City, State]                [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                         --------------
Form 13F Information Table Entry Total:         31
                                         --------------
Form 13F Information Table Value Total:    $  416,556
                                         --------------
                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     None




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                                                  BREVAN HOWARD ASSET MANAGEMENT LLP
                                                                FORM 13F
                                                   Quarter Ended September 30, 2010

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                                                          VALUE    SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
                                                         --------  -------   --- ---- ----------   -----     ----------------------
       NAME OF ISSUER        TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT   PRN CALL DISCRETION  MANAGERS     SOLE   SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALBERTO CULVER CO NEW        COM              013078100    7,530    200,000  SH          SOLE                200,000
AMR CORP                     COM              001765106    6,270  1,000,000  SH  CALL    SOLE              1,000,000
ANADARKO PETE CORP           COM              032511107    4,849     85,000  SH          SOLE                 85,000
BARRICK GOLD CORP            COM              067901108   29,718    642,000  SH          SOLE                642,000
BHP BILLITON PLC             SPONSORED ADR    05545E209    7,670    120,000  SH          SOLE                120,000
BP PLC                       SPONSORED ADR    055622104    2,264     55,000  SH          SOLE                 55,000
BRIGHAM EXPLORATION CO       COM              109178103    4,815    256,800  SH          SOLE                256,800
CAMERON INTERNATIONAL CORP   COM              13342B105    3,222     75,000  SH          SOLE                 75,000
CITIGROUP INC                UNIT 99/99/9999  172967416   17,706    150,000  SH          SOLE                150,000
GENZYME CORP                 COM              372917104    3,186     45,000  SH          SOLE                 45,000
GOLDMAN SACHS GROUP INC      COM              38141G104    3,615     25,000  SH  PUT     SOLE                 25,000
HEWLETT PACKARD CO           COM              428236103    2,104     50,000  SH          SOLE                 50,000
INTEL CORP                   COM              458140100   28,128  1,465,000  SH          SOLE              1,465,000
ISHARES TR                   MSCI EMERG MKT   464287234   35,816    800,000  SH          SOLE                800,000
ISHARES INC                  MSCI TAIWAN      464286731   13,550  1,000,000  SH  CALL    SOLE              1,000,000
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100    4,927     88,100  SH          SOLE                 88,100
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100   25,728    460,000  SH  CALL    SOLE                460,000
MARKET VECTORS ETF TR        JR GOLD MINERS E 57060U589   50,100  1,500,000  SH  CALL    SOLE              1,500,000
MEAD JOHNSON NUTRITION CO    COM              582839106   13,089    230,000  SH          SOLE                230,000
MICRON TECHNOLOGY INC        COM              595112103    7,210  1,000,000  SH  CALL    SOLE              1,000,000
MICROSOFT CORP               COM              594918104   19,592    800,000  SH          SOLE                800,000
NEWMONT MINING CORP          COM              651639106   10,050    160,000  SH          SOLE                160,000
OIL SVC HOLDRS TR            DEPOSTRY RCPT    678002106   28,616    252,900  SH          SOLE                252,900
ORACLE CORP                  COM              68389X105   32,220  1,200,000  SH          SOLE              1,200,000
POTASH CORP SASK INC         COM              73755L107    7,202     50,000  SH          SOLE                 50,000
SPDR GOLD TRUST              GOLD SHS         78463V107   12,791    100,000  SH  CALL    SOLE                100,000
SPDR SERIES TRUST            S&P HOMEBUILD    78464A888    5,135    325,000  SH          SOLE                325,000
SUNCOR ENERGY INC NEW        COM              867224107    9,895    304,000  SH          SOLE                304,000
TECK RESOURCES LTD           CL B             878742204    3,499     85,000  SH          SOLE                 85,000
TRANSOCEAN LTD               REG SHS          H8817H100   10,929    170,000  SH          SOLE                170,000
WEATHERFORD INTERNATIONAL LT REG              H27013103    5,130    300,000  SH          SOLE                300,000
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